SCHEDULE II-Valuation and Qualifying Accounts (Details) - Deducted from receivables - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period		$ 43	$ 46	$ 28
Additions, Charged to Costs and Expenses		99	93	84
Additions, Reclassifications from Other Accounts	[1]	(1)	0	8
Deductions	[2]	81	96	74
Balance at End of Period		$ 60	$ 43	$ 46

[1]	Amounts related to reclassifications from other current liabilities to allowance for doubtful accounts.
[2]	Amounts related to business divestitures and write-offs against assets.